Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Mar. 29, 2013
(Delaware Dividend Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 686
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	1,952
(Delaware Dividend Income Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	594
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,051
(Delaware Dividend Income Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,233
(Delaware Dividend Income Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
(Delaware Dividend Income Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	1,793
(Delaware Small Cap Core Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,297
Expense Example, with Redemption, 10 Years	2,165
(Delaware Small Cap Core Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	2,441
(Delaware Small Cap Core Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
(Delaware Small Cap Core Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	2,011
(Delaware Small Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	2,122
(Delaware Small Cap Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	610
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,339
Expense Example, with Redemption, 10 Years	2,221
(Delaware Small Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,400
(Delaware Small Cap Value Fund) | Institutional
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
(Delaware Small Cap Value Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	$ 1,968